STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	34,548,368
Beginning balance, amount at Dec. 31, 2017	$ 34,548	$ 7,104,130	$ (7,143,461)	$ (4,783)
Net loss for the year			(13,872)	(13,872)
Ending balance, shares at Dec. 31, 2018	34,548,368
Ending balance, amount at Dec. 31, 2018	$ 34,548	7,104,130	(7,157,333)	(18,655)
Net loss for the year			(20,423)	(20,423)
Ending balance, shares at Dec. 31, 2019	34,548,368
Ending balance, amount at Dec. 31, 2019	$ 34,548	7,104,130	(7,177,756)	(39,078)
Net loss for the year			(21,233)	(21,233)
Ending balance, shares at Dec. 31, 2020	34,548,368
Ending balance, amount at Dec. 31, 2020	$ 34,548	$ 7,104,130	$ (7,198,989)	$ (60,311)